Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Future Minimum Lease Payments Under Lease	Future minimum lease payments under these leases as of December 31, 2018 are as follows:

Less than one year	1,579
Between one and five years	3,106
More than five years	—

Total	4,685